Document and Entity Information Document	Oct. 28, 2021	Oct. 28, 2020	Jul. 30, 2020
Document Information [Line Items]
Document Period End Date	Oct. 28, 2021
Entity Registrant Name		Diebold Nixdorf, Incorporated
Entity Incorporation, State or Country Code		OH
Entity File Number		1-4879
Entity Tax Identification Number		34-0183970
Entity Address, Address Line One		5995 Mayfair Road, P.O. Box 3077,
Entity Address, City or Town		North Canton,
Entity Address, State or Province		OH
Entity Address, Postal Zip Code		44720-8077
Entity Central Index Key			0000028823
Document Type		8-K
City Area Code		330
Local Phone Number		490-4000
Entity Information, Former Legal or Registered Name		Not Applicable
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Title of 12(b) Security		Common shares, $1.25 par value per share
Trading Symbol		DBD
Security Exchange Name		NYSE
Entity Emerging Growth Company		false
Amendment Flag			false